Contingencies (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2009	Mar. 31, 2011	Dec. 31, 2006	Mar. 31, 2010	Sep. 30, 2009
Loss Contingencies [Line Items]
Number of shareholder class action lawsuits		6
Distance from original drilling location in miles	95
Property insurance self-insured retention per occurrence		$ 50.0
Property coverage limit for sue and labor costs - ENSCO 74		25.0
Property coverage limit for wreckage and debris removal costs - ENSCO 74		50.0
Annual liability coverage limit for wreckage and debris removal costs - ENSCO 74		500.0
Minimum estimate leg and debris removal costs		21.0
Maximum estimate leg and debris removal costs		35.0
Liability and insurance receivable for ENSCO 74 leg removal costs		21.0
Civil litigation claim damages for cost of repair and business interruption due to pipeline rupture					26.0
Civil litigation damages	10.0
Liability insurance self-insured retention per occurrence		10.0
Annual liability coverage limit for wreckage and debris removal costs		500.0
Liability insurance self-insured retention for two occurrences		15.0
Liability insurance self-insured retention for each occurrence thereafter		1.0
ENSCO 69 insured value, package policy		65.0		65.0
Packaged policy ENSCO 69 deductible		10.0		10.0
Lawsuit for ENSCO 69 actual damages				55.0
Minimum estimate of ENSCO 29 wreckage removal costs		5.0
Maximum estimate of ENSCO 29 wreckage removal costs		15.0
Property coverage limit ENSCO 29 wreckage and debris removal costs		3.8
ENSCO 29 insurance provision			1.2
Minimum estimate of removal costs			$ 5.0
Initial multi-party asbestos claims		600
Number of plaintiffs		65
Delaware [Member]
Loss Contingencies [Line Items]
Number of shareholder class action lawsuits		3
Texas [Member]
Loss Contingencies [Line Items]
Number of shareholder class action lawsuits		3
Number Of Plaintiffs State Courts [Member]
Loss Contingencies [Line Items]
Number of plaintiffs		62
Number Of Plaintiffs U.S. District Court [Member]
Loss Contingencies [Line Items]
Number of plaintiffs		3